Senior Notes' Guarantor and Non-Guarantor Financial Information (Tables) - Summit Materials, LLC [Member]	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheets

July 2, 2016

		100%
		Owned	Non-
	Issuers	Guarantors	Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$9,252	$2,290	$10,356	$(13,747)	$8,151
Accounts receivable, net	—	205,199	8,023	(174)	213,048
Intercompany receivables	780,445	121,271	—	(901,716)	—
Cost and estimated earnings in excess of billings	—	28,621	405	—	29,026
Inventories	—	168,862	5,877	—	174,739
Other current assets	1,718	5,180	1,142	—	8,040
Total current assets	791,415	531,423	25,803	(915,637)	433,004
Property, plant and equipment, net	8,987	1,409,292	20,915	—	1,439,194
Goodwill	—	709,021	48,637	—	757,658
Intangible assets, net	—	24,978	604	—	25,582
Other assets	2,939,472	126,659	1,748	(3,021,839)	46,040
Total assets	$3,739,874	$2,801,373	$97,707	$(3,937,476)	$2,701,478
Liabilities and Member’s Interest
Current liabilities:
Current portion of debt	$20,500	$—	$—	$—	$20,500
Current portion of acquisition-related liabilities	1,000	14,231	—	—	15,231
Accounts payable	3,604	97,114	3,396	(174)	103,940
Accrued expenses	42,357	77,305	1,028	(13,747)	106,943
Intercompany payables	520,926	376,306	4,484	(901,716)	—
Billings in excess of costs and estimated earnings	—	9,381	314	—	9,695
Total current liabilities	588,387	574,337	9,222	(915,637)	256,309
Long-term debt	1,516,733	—	—	—	1,516,733
Acquisition-related liabilities	—	25,539	—	—	25,539
Other noncurrent liabilities	4,012	251,443	56,816	(195,793)	116,478
Total liabilities	2,109,132	851,319	66,038	(1,111,430)	1,915,059
Total member's interest	1,630,742	1,950,054	31,669	(2,826,046)	786,419
Total liabilities and member’s interest	$3,739,874	$2,801,373	$97,707	$(3,937,476)	$2,701,478

Condensed Consolidating Balance Sheets

January 2, 2016

		100%
		Owned	Non-
	Issuers	Guarantors	Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$180,712	$4,068	$12,208	$(11,600)	$185,388
Accounts receivable, net	1	136,916	8,681	(54)	145,544
Intercompany receivables	562,311	114,402	10,670	(687,383)	—
Cost and estimated earnings in excess of billings	—	5,389	301	—	5,690
Inventories	—	126,553	3,529	—	130,082
Other current assets	764	3,306	737	—	4,807
Total current assets	743,788	390,634	36,126	(699,037)	471,511
Property, plant and equipment, net	10,355	1,232,340	26,311	—	1,269,006
Goodwill	—	550,028	46,369	—	596,397
Intangible assets, net	—	13,797	1,208	—	15,005
Other assets	1,840,889	130,992	2,288	(1,930,926)	43,243
Total assets	$2,595,032	$2,317,791	$112,302	$(2,629,963)	$2,395,162
Liabilities and Member’s Interest
Current liabilities:
Current portion of debt	$6,500	$—	$—	$—	$6,500
Current portion of acquisition-related liabilities	1,400	16,684	—	—	18,084
Accounts payable	2,138	74,111	5,202	(54)	81,397
Accrued expenses	40,437	62,217	1,888	(11,600)	92,942
Intercompany payables	122,174	562,537	2,672	(687,383)	—
Billings in excess of costs and estimated earnings	—	12,980	101	—	13,081
Total current liabilities	172,649	728,529	9,863	(699,037)	212,004
Long-term debt	1,273,652	—	—	—	1,273,652
Acquisition-related liabilities	—	31,028	—	—	31,028
Other noncurrent liabilities	1,292	197,484	56,703	(155,293)	100,186
Total liabilities	1,447,593	957,041	66,566	(854,330)	1,616,870
Total member's interest	1,147,439	1,360,750	45,736	(1,775,633)	778,292
Total liabilities and member’s interest	$2,595,032	$2,317,791	$112,302	$(2,629,963)	$2,395,162

Condensed Consolidating Balance Sheets

January 2, 2016

	Issuers	Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$180,712	$4,068	$12,208	$(11,600)	$185,388
Accounts receivable, net	1	136,916	8,681	(54)	145,544
Intercompany receivables	562,311	114,402	10,670	(687,383)	—
Cost and estimated earnings in excess of billings	—	5,389	301	—	5,690
Inventories	—	126,553	3,529	—	130,082
Other current assets	764	3,306	737	—	4,807

Total current assets	743,788	390,634	36,126	(699,037)	471,511
Property, plant and equipment, net	10,355	1,232,340	26,311	—	1,269,006
Goodwill	—	550,028	46,369	—	596,397
Intangible assets, net	—	13,797	1,208	—	15,005
Other assets	1,840,889	130,992	2,288	(1,930,926)	43,243

Total assets	$2,595,032	$2,317,791	$112,302	$(2,629,963)	$2,395,162

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$6,500	$—	$—	$—	$6,500
Current portion of acquisition-related liabilities	1,400	16,684	—	—	18,084
Accounts payable	2,138	74,111	5,202	(54)	81,397
Accrued expenses	40,437	62,217	1,888	(11,600)	92,942
Intercompany payables	122,174	562,537	2,672	(687,383)	—
Billings in excess of costs and estimated earnings	—	12,980	101	—	13,081

Total current liabilities	172,649	728,529	9,863	(699,037)	212,004
Long-term debt	1,273,652	—	—	—	1,273,652
Acquisition-related liabilities	—	31,028	—	—	31,028
Other noncurrent liabilities	1,292	197,484	56,703	(155,293)	100,186

Total liabilities	1,447,593	957,041	66,566	(854,330)	1,616,870
Redeemable noncontrolling interest	—	—	—	—	—
Redeemable members’ interest	—	—	—	—	—
Total stockholder’s equity	1,147,439	1,360,750	45,736	(1,775,633)	778,292

Total liabilities, redeemable noncontrolling interest and member’s interest	$2,595,032	$2,317,791	$112,302	$(2,629,963)	$2,395,162

Condensed Consolidating Balance Sheets

December 27, 2014

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$10,837	$2	$695	$8,793	$(7,112)	$13,215
Accounts receivable, net	1	6,629	124,380	11,525	(1,233)	141,302
Intercompany receivables	376,344	4,095	30,539	4,052	(415,030)	—
Cost and estimated earnings in excess of billings	—	—	9,819	355	—	10,174
Inventories	—	8,696	98,188	4,669	—	111,553
Other current assets	7,148	464	8,471	1,775	(1,853)	16,005

Total current assets	394,330	19,886	272,092	31,169	(425,228)	292,249
Property, plant and equipment, net	7,035	302,524	610,717	30,325	—	950,601
Goodwill	—	23,124	340,969	55,177	—	419,270
Intangible assets, net	—	542	14,245	2,860	—	17,647
Other assets	1,151,554	25,233	111,155	1,362	(1,256,418)	32,886

Total assets	$1,552,919	$371,309	$1,349,178	$120,893	$(1,681,646)	$1,712,653

Liabilities, Redeemable Noncontrolling Interest and Member’s Interest
Current liabilities:
Current portion of debt	$5,275	$1,273	$3,990	$—	$(5,263)	$5,275
Current portion of acquisition-related liabilities	166	—	18,236	—	—	18,402
Accounts payable	3,655	6,845	65,018	4,569	(1,233)	78,854
Accrued expenses	37,101	10,178	59,477	3,705	(8,965)	101,496
Intercompany payables	162,728	4,052	245,416	2,834	(415,030)	—
Billings in excess of costs and estimated earnings	—	—	8,931	27	—	8,958

Total current liabilities	208,925	22,348	401,068	11,135	(430,491)	212,985
Long-term debt	1,057,992	153,318	466,292	—	(633,917)	1,043,685
Acquisition-related liabilities	—	—	42,736	—	—	42,736
Other noncurrent liabilities	796	24,787	64,312	57,736	(55,107)	92,524

Total liabilities	1,267,713	200,453	974,408	68,871	(1,119,515)	1,391,930
Redeemable noncontrolling interest	—	—	—	—	33,740	33,740
Redeemable members’ interest	—	34,543	—	—	(34,543)	—
Total partner’s interest	285,206	136,313	374,770	52,022	(561,328)	286,983

Total liabilities, redeemable noncontrolling interest and member’s interest	$1,552,919	$371,309	$1,349,178	$120,893	$(1,681,646)	$1,712,653

Condensed Consolidating Statements of Operations and Comprehensive Loss

Condensed Consolidating Statements of Operations

For the six months ended July 2, 2016

		100%
		Owned	Non-
	Issuers	Guarantors	Guarantors	Eliminations	Consolidated

Revenue	$—	$656,478	$21,182	$(4,007)	$673,653
Cost of revenue (excluding items shown separately below)	—	451,656	14,439	(4,007)	462,088
General and administrative expenses	51,726	69,902	2,992	—	124,620
Depreciation, depletion, amortization and accretion	1,277	66,299	2,192	—	69,768
Operating (loss) income	(53,003)	68,621	1,559	—	17,177
Other (income) loss, net	(68,999)	880	(309)	68,645	217
Interest expense	36,445	8,482	1,722	—	46,649
(Loss) income from continuing operations before taxes	(20,449)	59,259	146	(68,645)	(29,689)
Income tax (benefit) expense	—	(9,283)	78	—	(9,205)
(Loss) income from continuing operations	(20,449)	68,542	68	(68,645)	(20,484)
Income from discontinued operations	—	—	—	—	—
Net (loss) income	(20,449)	68,542	68	(68,645)	(20,484)
Net (loss) income attributable to noncontrolling interest	—	—	—	(35)	(35)
Net (loss) income attributable to member of Summit Materials, LLC	$(20,449)	$68,542	$68	$(68,610)	$(20,449)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(18,464)	$71,834	$(5,209)	$(66,625)	$(18,464)

Condensed Consolidating Statements of Operations

For the six months ended June 27, 2015

		100%
		Owned	Non-
	Issuers	Guarantors	Guarantors	Eliminations	Consolidated

Revenue	$—	$525,652	$57,349	$(24,071)	$558,930
Cost of revenue (excluding items shown separately below)	—	391,864	39,646	(24,071)	407,439
General and administrative expenses	52,753	58,596	3,336	—	114,685
Depreciation, depletion, amortization and accretion	1,058	49,623	2,831	—	53,512
Operating (loss) income	(53,811)	25,569	11,536	—	(16,706)
Other expense, net	3,583	3,500	159	24,923	32,165
Interest expense	20,150	30,045	1,790	(10,772)	41,213
(Loss) income from continuing operations before taxes	(77,544)	(7,976)	9,587	(14,151)	(90,084)
Income tax (benefit) expense	—	(10,163)	350	—	(9,813)
(Loss) income from operations	(77,544)	2,187	9,237	(14,151)	(80,271)
Income from discontinued operations	—	(758)	—	—	(758)
Net (loss) income	(77,544)	2,945	9,237	(14,151)	(79,513)
Net loss attributable to noncontrolling interest	—	—	—	(1,969)	(1,969)
Net (loss) income attributable to member of Summit Materials, LLC	$(77,544)	$2,945	$9,237	$(12,182)	$(77,544)
Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(82,779)	$2,945	$4,002	$(6,947)	$(82,779)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended January 2, 2016

	Issuers	Guarantors	Non- Guarantors	Eliminations	Consolidated

Revenue	$—	$1,364,622	$100,360	$(32,685)	$1,432,297

Cost of revenue (excluding items shown separately below)	—	958,527	64,803	(32,685)	990,645
General and administrative expenses	73,555	107,282	6,451	—	187,288
Depreciation, depletion, amortization and accretion	2,316	112,166	5,241	—	119,723

Operating (loss) income	(75,871)	186,647	23,865	—	134,641
Other (income) expense, net	(107,275)	9,555	294	166,632	69,206
Interest expense	27,222	52,970	3,565	—	83,757

Income from continuing operations before taxes	4,182	124,122	20,006	(166,632)	(18,322)
Income tax benefit (expense)	—	(18,664)	401	—	(18,263)

Income from continuing operations	4,182	142,786	19,605	(166,632)	(59)
Income from discontinued operations	—	(2,415)	—	—	(2,415)

Net income	4,182	145,201	19,605	(166,632)	2,356
Net income attributable to minority interest	—	—	—	(1,826)	(1,826)

Net income attributable to member of Summit Materials, LLC	$4,182	$145,201	$19,605	$(164,806)	$4,182

Comprehensive income attributable to member of Summit Materials, LLC	$(8,738)	$146,380	$5,506	$(151,886)	$(8,738)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 27, 2014

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Revenue	$—	$94,402	$1,065,590	$72,172	$(27,933)	$1,204,231

Cost of revenue (excluding items shown separately below)	—	67,951	796,078	51,064	(27,933)	887,160
General and administrative expenses	30,736	6,763	119,250	2,537	—	159,286
Depreciation, depletion, amortization and accretion	1,468	14,500	70,116	1,742	—	87,826

Operating (loss) income	(32,204)	5,188	80,146	16,829	—	69,959
Other expense (income), net	(53,827)	(14,444)	(6,687)	(3)	71,514	(3,447)
Interest expense	31,827	11,608	51,248	1,172	(9,113)	86,742

(Loss) income from continuing operations before taxes	(10,204)	8,024	35,585	15,660	(62,401)	(13,336)
Income tax (benefit) expense	(1,427)	—	(5,766)	210	—	(6,983)

(Loss) income from continuing operations	(8,777)	8,024	41,351	15,450	(62,401)	(6,353)
Income from discontinued operations	—	—	(71)	—	—	(71)

Net (loss) income	(8,777)	8,024	41,422	15,450	(62,401)	(6,282)
Net loss attributable to noncontrolling interest	—	—	—	—	2,495	2,495

Net (loss) income attributable to member of Summit Materials, LLC	$(8,777)	$8,024	$41,422	$15,450	$(64,896)	$(8,777)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(18,278)	2,759	$41,422	$9,634	$(53,815)	$(18,278)

Condensed Consolidating Statements of Operations and Comprehensive Loss

Year ended December 28, 2013

	Issuers	Non-Wholly-owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Revenue	$—	$80,759	$807,921	$41,910	$(14,389)	$916,201

Cost of revenue (excluding items shown separately below)	—	55,241	611,799	24,401	(14,389)	677,052
General and administrative expenses	7,241	7,673	129,768	1,308	—	145,990
Goodwill impairment	—	—	68,202	—
Depreciation, depletion, amortization and accretion	465	11,378	60,078	1,013	—	72,934

Operating (loss) income	(7,706)	6,467	(61,926)	15,188	—	(47,977)
Other expense (income), net	99,085	(3,737)	(3,410)	274	(90,834)	1,378
Interest expense	—	10,702	49,591	382	(4,232)	56,443

(Loss) income from continuing operations before taxes	(106,791)	(498)	(108,107)	14,532	95,066	(105,798)
Income tax benefit	—	—	(2,647)	—	—	(2,647)

(Loss) income from continuing operations	(106,791)	(498)	(105,460)	14,532	95,066	(103,151)
Loss from discontinued operations	—	—	528	—	—	528

Net (loss) income	(106,791)	(498)	(105,988)	14,532	95,066	(103,679)
Net income attributable to noncontrolling interest	—	—	—	—	3,112	3,112

Net (loss) income attributable to member of Summit Materials, LLC	$(106,791)	$(498)	$(105,988)	$14,532	$91,954	$(106,791)

Comprehensive (loss) income attributable to member of Summit Materials, LLC	$(106,791)	3,909	$(105,988)	$14,532	$90,632	$(103,706)

Condensed Consolidating Statements of Cash Flows

Condensed Consolidating Statements of Cash Flows

For the six months ended July 2, 2016

		100%
		Owned	Non-
	Issuers	Guarantors	Guarantors	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(101,568)	$77,254	$(2,186)	$—	$(26,500)
Cash flow from investing activities:
Acquisitions, net of cash acquired	(60,670)	(235,994)	—	—	(296,664)
Purchase of property, plant and equipment	(2,322)	(89,071)	(276)	—	(91,669)
Proceeds from the sale of property, plant, and equipment	—	9,422	20	—	9,442
Other	—	1,500	—	—	1,500
Net cash used for investing activities	(62,992)	(314,143)	(256)	—	(377,391)
Cash flow from financing activities:
Proceeds from investment by member	(448,597)	448,710	—	—	113
Capital issuance costs	(136)	—	—	—	(136)
Net proceeds from debt issuance	321,000	—	—	—	321,000
Loans received from and payments made on loans from other Summit Companies	189,466	(187,411)	92	(2,147)	—
Payments on long-term debt	(60,250)	(3,426)	—	—	(63,676)
Payments on acquisition-related liabilities	(400)	(22,762)	—	—	(23,162)
Financing costs	(5,110)	—	—	—	(5,110)
Distributions from partnership	(2,873)	—	—	—	(2,873)
Net cash (used for) provided by financing activities	(6,900)	235,111	92	(2,147)	226,156
Impact of cash on foreign currency	—	—	498	—	498
Net decrease in cash	(171,460)	(1,778)	(1,852)	(2,147)	(177,237)
Cash — Beginning of period	180,712	4,068	12,208	(11,600)	185,388
Cash — End of period	$9,252	$2,290	$10,356	$(13,747)	$8,151

Condensed Consolidating Statements of Cash Flows

For the six months ended June 27, 2015

		100%
		Owned	Non-
	Issuers	Guarantors	Guarantors	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(93,127)	$6,775	$6,295	$(167)	$(80,224)
Cash flow from investing activities:
Acquisitions, net of cash acquired	—	(15,863)	—	—	(15,863)
Purchase of property, plant and equipment	(1,904)	(40,969)	(506)	—	(43,379)
Proceeds from the sale of property, plant, and equipment	—	5,989	50	—	6,039
Other	—	610	—	—	610
Net cash used for investing activities	(1,904)	(50,233)	(456)	—	(52,593)
Cash flow from financing activities:
Proceeds from investment by member	397,975	—	—	—	397,975
Capital issuance costs	(9,373)	—	—	—	(9,373)
Net proceeds from debt issuance	242,000	—	—	—	242,000
Loans received from and payments made on loans from other Summit Companies	(169,065)	176,243	(5,116)	(2,062)	—
Payments on long-term debt	(349,980)	(120,703)	—	1,055	(469,628)
Payments on acquisition-related liabilities	(166)	(11,804)	—	—	(11,970)
Financing costs	(5,130)	—	—	—	(5,130)
Distributions from partnership	(11,842)	—	—	—	(11,842)
Other	—	(167)	—	167	—
Net cash provided by (used for) financing activities	94,419	43,569	(5,116)	(840)	132,032
Impact of cash on foreign currency	—	—	140	—	140
Net (decrease) increase in cash	(612)	111	863	(1,007)	(645)
Cash — Beginning of period	10,837	697	8,793	(7,112)	13,215
Cash — End of period	$10,225	$808	$9,656	$(8,119)	$12,570

Condensed Consolidating Statements of Cash Flows

For the year ended January 2, 2016

	Issuers	Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(276,104)	$356,187	$18,287	$(167)	$98,203

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	(510,017)	—	—	(510,017)
Purchase of property, plant and equipment	(5,636)	(81,980)	(1,334)	—	(88,950)
Proceeds from the sale of property, plant, and equipment	—	12,945	165	—	13,110
Other	—	1,510	—	—	1,510

Net cash used for investing activities	(5,636)	(577,542)	(1,169)	—	(584,347)

Cash flow from financing activities:
Proceeds from investment by member	(155,060)	662,826	—	—	507,766
Capital issuance costs	(12,930)	—	—	—	(12,930)
Net proceeds from debt issuance	1,748,875	—	—	—	1,748,875
Loans received from and payments made on loans from other Summit Companies	(208,459)	226,703	(12,700)	(5,544)	—
Payments on long-term debt	(859,796)	(646,746)	—	1,056	(1,505,486)
Payments on acquisition-related liabilities	(166)	(17,890)	—	—	(18,056)
Financing costs	(14,246)	—	—	—	(14,246)
Distributions	(46,603)	—	—	—	(46,603)
Other	—	(167)	—	167	—

Net cash provided by (used for) financing activities	451,615	224,726	(12,700)	(4,321)	659,320

Impact of cash on foreign currency	—	—	(1,003)	—	(1,003)
Net increase (decrease) in cash	169,875	3,371	3,415	(4,488)	172,173

Cash and cash equivalents — Beginning of period	10,837	697	8,793	(7,112)	13,215

Cash and cash equivalents — End of period	$180,712	$4,068	$12,208	$(11,600)	$185,388

Condensed Consolidating Statements of Cash Flows

For the year ended December 27, 2014

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(40,964)	$11,776	$102,219	$8,207	$(2,000)	$79,238

Cash flow from investing activities:
Acquisitions, net of cash acquired	(181,754)	—	(216,100)	—	—	(397,854)
Purchase of property, plant and equipment	(4,534)	(14,941)	(55,222)	(1,465)	—	(76,162)
Proceeds from the sale of property, plant, and equipment	—	—	13,134	232	—	13,366
Other	—	(1,387)	(597)	—	1,354	(630)

Net cash (used for) provided by investing activities	(186,288)	(16,328)	(258,785)	(1,233)	1,354	(461,280)

Cash flow from financing activities:
Proceeds from investment by member	27,617	—	—	1,354	(1,354)	27,617
Net proceeds from debt issuance	762,250	—	—	—	—	762,250
Loans received from and payments made on loans from other Summit Companies	(170,915)	5,338	173,166	(3,017)	(4,572)	—
Payments on long-term debt	(380,065)	(793)	(8,412)	—	—	(389,270)
Payments on acquisition-related liabilities	(2,000)	—	(8,935)	—	—	(10,935)
Financing costs	(9,085)	—	—	—	—	(9,085)
Other	(88)	—	(2,000)	—	2,000	(88)

Net cash provided by (used for) financing activities	227,714	4,545	153,819	(1,663)	(3,926)	380,489

Impact of cash on foreign currency	—	—	—	(149)	—	(149)
Net increase (decrease) in cash	462	(7)	(2,747)	5,162	(4,572)	(1,702)

Cash and cash equivalents — Beginning of period	10,375	9	3,442	3,631	(2,540)	14,917

Cash and cash equivalents — End of period	$10,837	$2	$695	$8,793	$(7,112)	$13,215

Condensed Consolidating Statements of Cash Flows

For the year ended December 28, 2013

	Issuers	Non- Wholly- owned Guarantor	Wholly- owned Guarantors	Non- Guarantors	Eliminations	Consolidated

Net cash (used in) provided by operating activities	$(232)	$9,003	$44,746	$12,895	$—	$66,412

Cash flow from investing activities:
Acquisitions, net of cash acquired	—	—	(61,601)	—	—	(61,601)
Purchase of property, plant and equipment	(3,359)	(24,896)	(36,629)	(1,115)	—	(65,999)
Proceeds from the sale of property, plant, and equipment	—	3	16,020	62	—	16,085
Other	—	—	—	—	—	—

Net cash used for investing activities	(3,359)	(24,893)	(82,210)	(1,053)	—	(111,515)

Cash flow from financing activities:
Net proceeds from debt issuance	234,681	—	—	—	—	234,681
Loans received from and payments made on loans from other Summit Companies	(29,121)	15,502	19,726	(8,891)	2,784	—
Payments on long-term debt	(188,424)	—	—	—	—	(188,424)
Payments on acquisition-related liabilities	—	—	(9,801)	—	—	(9,801)
Financing costs	(3,864)					(3,864)
Other	(3)	—	—	—	—	(3)

Net cash provided by (used for) financing activities	13,269	15,502	9,925	(8,891)	2,784	32,589

Net increase (decrease) in cash	9,678	(388)	(27,539)	2,951	2,784	(12,514)

Cash and cash equivalents — Beginning of period	697	397	30,981	680	(5,324)	27,431

Cash and cash equivalents — End of period	$10,375	$9	$3,442	$3,631	$(2,540)	$14,917